ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Schedule of accounts payable and accrued liabilities

	December 31,	December 31,	December 31,
	2018	2017	2016
Trade payables	$898,711	$1,256,795	$943,922
Accrued liabilities	5,247,431	346,984	217,036
Accrued vacation	142,730	157,198	1,270,306
Accrued employee termination expenses	373,171	—	—
Other accounts payable	190,496	83,978	59,679
	$6,852,539	$1,844,955	$2,490,943